N-2 - USD ($)		6 Months Ended	12 Months Ended
		Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Mar. 27, 2015
Cover [Abstract]
Entity Central Index Key		0001602584
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Calamos Dynamic Convertible and Income Fund
Document Period End Date		Apr. 30, 2024
Financial Highlights [Abstract]
Senior Securities Amount		$ 500,360,000	$ 459,365,000	$ 526,613,000	$ 788,554,000	$ 612,024,000	$ 487,709,000	$ 477,256,000	$ 512,737,000	$ 477,070,000	$ 527,472,000
Senior Securities Coverage per Unit	[1]	$ 3,821	$ 3,626	$ 3,690	$ 4,261	$ 4,304	$ 4,055	$ 3,887	$ 4,413	$ 3,447	$ 3,398
General Description of Registrant [Abstract]
Annual Dividend Payment, Current		0.195
Share Price		22.01	17.07	21.89	32.62	22.35	20.65	18.94	20.49	17.83	19.28
NAV Per Share		$ 18.69	$ 17.24	$ 20.19	$ 31.73	$ 25	$ 19.93	$ 19.55	$ 21.03	$ 19.56	$ 21.63	$ 23.88
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Note 7 – Notes Payable

The Funds have each entered into an Amended and Restated Liquidity Agreement (the "SSB Agreement") with State Street Bank and Trust Company ("SSB") that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Convertible Opportunities and Income Fund	$430.0
Convertible and High Income Fund	480.0
Strategic Total Return Fund	1,130.0
Dynamic Convertible and Income Fund	370.0
Global Dynamic Income Fund	265.0
Global Total Return Fund	55.0
Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds' custodian in a separate account (the "pledged collateral"). Interest on the SSB Agreement was charged on the drawn amount at the rate of OBFR plus 0.52%. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2024, the Funds borrowed according to the table below:

FUND	AVERAGE BORROWINGS (IN MILLIONS)	AVERAGE INTEREST RATE	TOTAL OUTSTANDING BORROWINGS (IN MILLIONS)	INTEREST RATE APPLICABLE TO BORROWINGS
Convertible Opportunities and Income Fund	$314.4	5.94%	$314.4	5.84%
Convertible and High Income Fund	340.4	5.94%	340.4	5.84%
Strategic Total Return Fund	819.3	5.94%	860.5	5.84%
Dynamic Convertible and Income Fund	210.0	5.94%	210.0	5.84%
Global Dynamic Income Fund	135.7	5.94%	147.1	5.84%
Global Total Return Fund	31.4	5.94%	34.4	5.84%
Long/Short Equity & Dynamic Income Trust	120.0	5.94%	120.0	5.84%

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund's agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm's length relationships in which one party may benefit at the expense of the other party. As of April 30, 2024, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MIILIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Convertible Opportunities and Income Fund	$52.8	$45.4	$7.4
Convertible and High Income Fund	52.2	44.3	7.9
Strategic Total Return Fund	773.6	13.3	760.3
Dynamic Convertible and Income Fund	24.8	19.1	5.7
Global Dynamic Income Fund	20.7	6.3	14.4
Global Total Return Fund	17.7	2.8	14.9
Long/Short Equity & Dynamic Income Trust	0.8	0.7	0.1

Long Term Debt, Structuring [Text Block]

The Funds have each entered into an Amended and Restated Liquidity Agreement (the "SSB Agreement") with State Street Bank and Trust Company ("SSB") that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Convertible Opportunities and Income Fund	$430.0
Convertible and High Income Fund	480.0
Strategic Total Return Fund	1,130.0
Dynamic Convertible and Income Fund	370.0
Global Dynamic Income Fund	265.0
Global Total Return Fund	55.0
Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds' custodian in a separate account (the "pledged collateral"). Interest on the SSB Agreement was charged on the drawn amount at the rate of OBFR plus 0.52%. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2024, the Funds borrowed according to the table below:

FUND	AVERAGE BORROWINGS (IN MILLIONS)	AVERAGE INTEREST RATE	TOTAL OUTSTANDING BORROWINGS (IN MILLIONS)	INTEREST RATE APPLICABLE TO BORROWINGS
Convertible Opportunities and Income Fund	$314.4	5.94%	$314.4	5.84%
Convertible and High Income Fund	340.4	5.94%	340.4	5.84%
Strategic Total Return Fund	819.3	5.94%	860.5	5.84%
Dynamic Convertible and Income Fund	210.0	5.94%	210.0	5.84%
Global Dynamic Income Fund	135.7	5.94%	147.1	5.84%
Global Total Return Fund	31.4	5.94%	34.4	5.84%
Long/Short Equity & Dynamic Income Trust	120.0	5.94%	120.0	5.84%

Long Term Debt, Dividends and Covenants [Text Block]

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund's agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm's length relationships in which one party may benefit at the expense of the other party. As of April 30, 2024, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MIILIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Convertible Opportunities and Income Fund	$52.8	$45.4	$7.4
Convertible and High Income Fund	52.2	44.3	7.9
Strategic Total Return Fund	773.6	13.3	760.3
Dynamic Convertible and Income Fund	24.8	19.1	5.7
Global Dynamic Income Fund	20.7	6.3	14.4
Global Total Return Fund	17.7	2.8	14.9
Long/Short Equity & Dynamic Income Trust	0.8	0.7	0.1

Outstanding Security, Held [Shares]		26,772,582	26,644,318	26,080,838
Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 92,000,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 8 – Mandatory Redeemable Preferred Shares

All Funds except Long/Short Equity & Dynamic Income Trust have MRPS issued and outstanding, each divided into four series with different mandatory redemption dates and dividend rates. The tables below summarize the key terms of each series of the MRPS at April 30, 2024.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The tables below summarizes the key terms of each Fund's series of the MRPS at April 30, 2024.

CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	1,330	$25	$33,250,000
Series C	9/6/17	9/6/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/21	8/24/26	2.45%	1,320	$25	$33,000,000
Series E	3/8/22	5/24/27	2.68%	1,330	$25	$33,250,000
Total						$133,000,000

CONVERTIBLE AND HIGH INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	1,460	$25	$36,500,000
Series C	9/6/17	9/6/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/21	8/24/26	2.45%	1,400	$25	$35,000,000
Series E	3/8/22	5/24/27	2.68%	1,460	$25	$36,500,000
Total						$145,000,000

STRATEGIC TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	3,220	$25	$80,500,000
Series C	9/6/17	9/6/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	5/24/22	5/24/27	3.66%	4,000	$25	$100,000,000
Total						$323,500,000

DYNAMIC CONVERTIBLE AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	850	$25	$21,250,000
Series C	9/6/17	9/6/27	4.24%	860	$25	$21,500,000
Series D	8/24/21	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	3/8/22	5/24/27	2.68%	850	$25	$21,250,000
Total						$92,000,000

GLOBAL DYNAMIC INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	860	$25	$21,500,000
Series C	9/6/17	9/6/27	4.24%	880	$25	$22,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25	$5,000,000
Series E	3/8/22	5/24/27	2.68%	860	$25	$21,500,000
Total						$70,000,000

GLOBAL TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	160	$25	$4,000,000
Series C	9/6/17	9/6/27	4.24%	160	$25	$4,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25	$5,000,000
Series E	3/8/22	5/24/27	2.68%	160	$25	$4,000,000
Total						$17,000,000

Offering costs incurred by the Funds in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of operations.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in each Fund's Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended April 30, 2024, all MRPS were rated `AA-' by Kroll Bond Rating Agency LLC ("KBRA"). If the ratings of the MRPS are downgraded, each Fund's dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA-" by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" with each Fund's Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one "valuation date" in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of

MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund's paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund's MRPS' then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

In accordance with that certain Statement of Preferences governing the Series D, E and F MRPS, for so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively "non-cash distributions") with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code ("Tax Required Payments"). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Security Dividends [Text Block]

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA-" by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" with each Fund's Statement of Operations.

Security Voting Rights [Text Block]

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Preferred Stock Restrictions, Other [Text Block]

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one "valuation date" in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of

MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund's paying agent for that purpose, subject to certain grace periods and exceptions.

Outstanding Securities [Table Text Block]

DYNAMIC CONVERTIBLE AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	850	$25	$21,250,000
Series C	9/6/17	9/6/27	4.24%	860	$25	$21,500,000
Series D	8/24/21	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	3/8/22	5/24/27	2.68%	850	$25	$21,250,000
Total						$92,000,000

Mandatory Redeemable Preferred Shares Series B [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 21,250,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series B
Outstanding Security, Held [Shares]		850,000
Mandatory Redeemable Preferred Shares Series C [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 21,500,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series C
Outstanding Security, Held [Shares]		860,000
Mandatory Redeemable Preferred Shares Series D [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 28,000,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series D
Outstanding Security, Held [Shares]		1,120,000
Mandatory Redeemable Preferred Shares Series E [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 21,250,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series E
Outstanding Security, Held [Shares]		850,000
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 18.69
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 9 – Common Shares

Each Fund has unlimited common shares of beneficial interest authorized at April 30, 2024. Transactions in common shares for each fund at April 30, 2024 were as follows:

CONVERTIBLE OPPORTUNITIES AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	74,818,167	74,081,296
Shares sold	—	—
Shares issued through reinvestment of distributions	419,858	736,871
Ending shares	75,238,025	74,818,167
CONVERTIBLE AND HIGH INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	76,379,270	75,661,499
Shares sold	—	—
Shares issued through reinvestment of distributions	383,304	717,771
Ending shares	76,762,574	76,379,270
STRATEGIC TOTAL RETURN FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	160,335,126	158,887,622
Shares sold	—	702,814
Shares issued through reinvestment of distributions	34,509	744,690
Ending shares	160,369,635	160,335,126
DYNAMIC CONVERTIBLE AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	26,644,318	26,080,838
Shares sold	—	206,742
Shares issued through reinvestment of distributions	128,264	356,738
Ending shares	26,772,582	26,644,318
GLOBAL DYNAMIC INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	63,864,387	63,864,387
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	63,864,387	63,864,387
GLOBAL TOTAL RETURN FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	9,825,838	9,823,566
Shares sold	—	—
Shares issued through reinvestment of distributions	—	2,272
Ending shares	9,825,838	9,825,838
LONG/SHORT EQUITY & DYNAMIC INCOME TRUST	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market.

The Funds also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of each Fund's common shares at the time such common shares are initially sold.

Security Preemptive and Other Rights [Text Block]

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market.

The Funds also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of each Fund's common shares at the time such common shares are initially sold.

Outstanding Securities [Table Text Block]
DYNAMIC CONVERTIBLE AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	26,644,318	26,080,838
Shares sold	—	206,742
Shares issued through reinvestment of distributions	128,264	356,738
Ending shares	26,772,582	26,644,318

Outstanding Security, Held [Shares]		26,772,582

[1]	Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.